Fair Value	12 Months Ended
Mar. 31, 2012
Fair Value [Abstract]
Fair Value

29.    FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under the applicable accounting guidance. The guidance also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is based upon valuation techniques that use, where possible, current market-based or non-market-based parameters, such as interest rates, yield curves, foreign exchange rates, volatilities and credit curves. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group's own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation methodologies adopted by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the valuation hierarchy, a brief explanation of the valuation techniques, the significant inputs to those models, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Certain interest-earning deposits are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by markets rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation are readily observable, these deposits are classified in Level 2 of the valuation hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by the interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the valuation hierarchy.

Trading Account Assets and Liabilities—Trading Account Securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair values of securities and such securities are classified in Level 1 of the valuation hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, residential mortgage-backed securities and marketable equity securities.

When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

When quoted market prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted prices of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial papers, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial papers, the MUFG Group estimates fair value by using discounted cash flow techniques. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on yield curve estimated from market rates appropriate to the securities. Commercial papers are generally classified in Level 2 of the valuation hierarchy. For corporate bonds, the MUFG Group estimates fair value by using the internal models. Key inputs of the internal models include estimated cash flows based on the terms of the contracts, yield curves based on the market rates and volatilities. Corporate bonds which are valued using such methods are generally classified in Level 2 of the valuation hierarchy. If any such key inputs are unobservable, they are classified in Level 3 of the valuation hierarchy. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date.

When there is less liquidity for securities or significant inputs adopted in the fair value measurements are less observable, such securities are classified in Level 3 of the valuation hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. Those CLOs are measured by weighting the estimated amounts from the internal models and the non-binding quotes from the independent broker-dealers. The weight of the broker-dealer quote is determined based on the result of inquiries to the broker-dealers for their basis of the fair value calculation with consideration of activity level of the market. Key inputs of the internal models include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX which is an index of loan credit default swaps, repayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Account Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the valuation hierarchy. Examples of Level 1 derivative include security future transactions and interest rate future transactions. However, the majority of the derivative contracts entered into by the MUFG Group are traded over the counter and valued using internally developed techniques as there are no quoted market prices for such instruments. The valuation models and inputs vary depending on the types and contractual terms of the derivative instruments. The principal models adopted to value those instruments include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are readily observable from an actively quoted market. Derivative instruments valued by such models and inputs are generally classified in Level 2 of the valuation hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued based on models with significant unobservable input are classified in Level 3 of the valuation hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include available for sale debt and equity securities, whose fair values are measured using the same methodologies as the trading securities described above except for certain private placement bonds issued by Japanese non-public companies. Fair values of private placement bonds issued by Japanese non-public companies are measured based on discounted cash flow methods by using discount rate applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers are reflected in the future cash flows being discounted by the interest rates applicable to the maturity of the bonds. The private placement bonds are generally utilized to finance medium or small size non-public companies. These bonds are classified in either Level 2 or Level 3 of the valuation hierarchy, depending on the significance of the adjustments for unobservable input of credit worthiness. This account also includes investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted market prices, lack of liquidity and the long-term nature of these investments. Further, there may be restriction of transfer on nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of an investee company. Nonmarketable equity securities are included in Level 3 of the valuation hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments. The securities received as collateral under lending transaction mainly consist of certain Japanese and foreign government bonds which are valued using the methodologies described in the "Trading Account Assets and Liabilities—Trading Account Securities" above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the methodologies described in the "Trading Account Assets and Liabilities—Trading Account Securities" above and is included in Level 1 or Level 2 of the valuation hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the methodologies described in the "Trading Account Assets and Liabilities—Derivatives" above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under securities lending transactions are measured at fair values of securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the methodologies described in the "Trading Account Assets and Liabilities—Trading Account Securities" above.

Other Short-term Borrowings and Long-term Debt

Certain short-term borrowings and long-term debt are measured at fair values due to election of the fair value option. These instruments under the fair value option are measured principally using internally developed models such as the discounted cash flow method. Where the inputs into the valuation are mainly based on observable inputs, these instruments are classified in Level 2 of the valuation hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the valuation hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are applied to certain financial assets such as over-the-counter derivatives. As not all counterparties have the same credit rating, it is necessary to take into account the actual credit rating of a counterparty to arrive at the fair value. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigations such as pledged collateral and legal right of offsets with the counterparty.

For own credit risk adjustments, the MUFG Group takes into consideration all the facts and circumstances, including its own credit rating, the proximity of its funding rate to market interest rate, and the existence of collateralization or netting agreements. As a result of these analyses, the MUFG Group considered that own credit risk adjustments for financial liabilities were not material.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the valuation hierarchy when recent prices of such instruments are unobservable in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed models. Examples of such adjustments include adjustments to the model price of certain derivative financial instruments where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error in the model based estimate value.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has interests in investment funds mainly including hedge funds, private equity funds, and real estate funds included in items subject to both recurring and nonrecurring fair value measurement.

Hedge funds are primarily multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group's investments in these funds are generally redeemable on a monthly-quarterly basis with 30-90 days notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund. It is estimated that the underlying assets of the fund would be liquidated within a ten-year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a five-year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2011 and 2012:

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivatives	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,073,048	4,053,521	2,203,312	54,329,881
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,534,077	125,062	195	3,659,334
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,226,350	¥19,148,718	¥3,493,914	¥83,868,982

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivatives	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥193,249 million and ¥124,627 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments at March 31, 2011 and 2012 were ¥5,780 million and ¥5,841 million, respectively. These investments were mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the fiscal years ended March 31, 2011 and 2012, the transfers between Level 1 and Level 2 were not significant.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2011 and 2012. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥2,077	(2)	¥—	¥(98,921)	¥87,162		¥(19,445)		¥1,137,411	¥(10,933	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	(1,720)		—	(64,468)	10,211		—		115,557	(6,688)
Corporate bonds	494,987	(12,756)		—	9,697	76,949	(6)	(14,513	)(6)	554,364	(7,892)
Residential mortgage-backed securities	56,468	5,963		—	(8,743)	—		—		53,688	5,062
Commercial mortgage-backed securities	17,315	3,425		—	18,336	—		—		39,076	2,890
Asset-backed securities	389,061	(632)		—	(29,662)	—		(4,932)		353,835	(4,306)
Equity securities	37,173	7,797		—	(24,081)	2		—		20,891	1
Trading derivatives—net	(28,612)	(9,821	)(2)	5,948	(23,117)	31,005		(12,254)		(36,851)	(4,571	)(2)
Interest rate contracts—net	(45,467)	(4,991)		—	(14,513)	14,212		(9,199)		(59,958)	6
Foreign exchange contracts—net	6,440	46		5,963	(5,245)	16,826		8,881		32,911	(2,201)
Equity contracts—net	(8,272)	(982)		(15)	(1,212)	—		—		(10,481)	(2,417)
Commodity contracts—net	14,003	276		—	(1,331)	(33)		(11,936)		979	434
Credit derivatives—net	4,684	(4,170)		—	(816)	—		—		(302)	(393)
Investment securities:
Securities available for sale	2,363,609	(431	)(3)	7,476	(354,656)	503,817		(316,503)		2,203,312	(16,526	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	9		3	(2,027)	—		—		1,054	2
Foreign governments and official institutions bonds	87,597	(378)		1,888	41,302	—		—		130,409	(296)
Corporate bonds	2,163,465	3,844		6,150	(371,409)	503,817	(6)	(297,895	)(6)	2,007,972	(14,699)
Residential mortgage-backed securities	26,827	(1,629)		180	(1,595)	—		—		23,783	(1)
Commercial mortgage-backed securities	14,475	(1,522)		863	(5,669)	—		—		8,147	(1,522)
Asset-backed securities	67,095	(733)		(1,612)	(15,350)	—		(18,608)		30,792	11
Other debt securities	990	(20)		—	(10)	—		—		960	(20)
Marketable equity securities	91	(2)		4	102	—		—		195	(1)
Other investment securities	33,904	384	(4)	(337)	2,670	—		(713)		35,908	(131	)(4)
Others	17,217	(1,489	)(4)	—	(425)	—		—		15,303	(1,182	)(4)

Total	¥3,552,656	¥(9,280)		¥13,087	¥(474,449)	¥621,984		¥(348,915)		¥3,355,083	¥(33,343)

Liabilities
Others	¥45,347	¥2,453	(4)	¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902	)(4)

Total	¥45,347	¥2,453		¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902)

	March 31, 2011	Total realized/ unrealized gains (losses)			Purchases	Issuances	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		March 31, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2012
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥12,230	(2)	¥—	¥651,440	¥—	¥(439,127)	¥(362,779)	¥138,929		¥(61,447)		¥1,076,657	¥7,412	(2)
Debt securities
Foreign governments and official institutions bonds	115,557	10,062		—	180,506	—	(143,431)	(38,654)	25,691		—		149,731	3,385
Corporate bonds	554,364	4,595		—	182,004	—	(72,379)	(224,908)	113,206	(6)	(54,987	)(6)	501,895	3,526
Residential mortgage-backed securities	53,688	(2,041)		—	30,362	—	(65,705)	(6,180)	—		—		10,124	(44)
Commercial mortgage-backed securities	39,076	(2,412)		—	3,590	—	(37,502)	(2,752)	—		—		—	—
Asset-backed securities	353,835	(499)		—	254,096	—	(116,052)	(89,722)	—		(6,460)		395,198	(260)
Equity securities	20,891	2,525		—	882	—	(4,058)	(563)	32		—		19,709	805
Trading derivatives—net	(36,851)	(19,907	)(2)	2,305	293	(2,894)	—	(25,587)	69,757		(14,574)		(27,458)	(27,094	)(2)
Interest rate contracts—net	(59,958)	16,410		(92)	—	(22)	—	(7,110)	6,692		(824)		(44,904)	12,483
Foreign exchange contracts—net	32,911	(42,595)		2,372	278	(2,850)	—	(17,335)	64,141		(13,015)		23,907	(43,490)
Equity contracts—net	(10,481)	6,030		33	—	(5)	—	(1,260)	(1,336)		—		(7,019)	4,502
Commodity contracts—net	979	(131)		—	15	(17)	—	(31)	82		(735)		162	(149)
Credit derivatives—net	(302)	379		(8)	—	—	—	149	178		—		396	(440)
Investment securities:
Securities available for sale	2,203,312	4,491	(3)	(1,999)	268,123	—	(39,480)	(723,693)	193,510		(230,877)		1,673,387	(9,983	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	3		(2)	—	—	—	(1,055)	—		—		—	—
Foreign governments and official institutions bonds	130,409	(229)		2,258	3,660	—	(92)	(5,286)	—		—		130,720	(65)
Corporate bonds	2,007,972	4,984		(2,421)	185,960	—	(39,120)	(659,580)	193,510	(6)	(230,816	)(6)	1,460,489	(9,732)
Residential mortgage-backed securities	23,783	(24)		66	3,000	—	(206)	(4,268)	—		—		22,351	(2)
Commercial mortgage-backed securities	8,147	127		343	—	—	—	(4,815)	—		—		3,802	—
Asset-backed securities	30,792	(374)		(2,249)	75,467	—	—	(48,689)	—		—		54,947	(191)
Other debt securities	960	4		—	—	—	—	—	—		—		964	7
Marketable equity securities	195	—		6	36	—	(62)	—	—		(61)		114	—
Other investment securities	35,908	(1,897	)(4)	(68)	4,102	—	(5,289)	(16)	—		(419)		32,321	(1,537	)(4)
Others	15,303	(1,353	)(4)	—	698	—	(1)	(11)	—		(4,268)		10,368	(1,361	)(4)

Total	¥3,355,083	¥(6,436)		¥238	¥924,656	¥(2,894)	¥(483,897)	¥(1,112,086)	¥402,196		¥(311,585)		¥2,765,275	¥(32,563)

Liabilities
Others	¥18,183	¥(42,231	)(4)	¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071	)(4)

Total	¥18,183	¥(42,231)		¥6,864	¥—	¥6,220	¥—	¥(17,450)	¥1,640		¥(424)		¥43,536	¥(34,071)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits—net and in Foreign exchange gains—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
(6)	Transfers out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2011 and 2012:

	March 31, 2011				March 31, 2012
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185	¥—	¥—	¥32,400	¥32,400
Loans	12,243	14,843	343,696	370,782	10,888	19,692	332,963	363,543
Loans held for sale	—	1,901	4,726	6,627	—	1,898	78	1,976
Collateral dependent loans	12,243	12,942	338,970	364,155	10,888	17,794	332,885	361,567
Premises and equipment	—	—	10,371	10,371	—	—	18,740	18,740
Intangible assets	—	—	32,833	32,833	—	—	34,729	34,729
Other assets	145,791	—	20,128	165,919	464,819	—	11,665	476,484
Investments in equity method investees(1)	145,791	—	13,853	159,644	464,819	—	6,223	471,042	(2)
Other	—	—	6,275	6,275	—	—	5,442	5,442

Total	¥158,034	¥14,843	¥412,213	¥585,090	¥475,707	¥19,692	¥430,497	¥925,896

Note:

(1)	Includes investments valued at net asset value of ¥14,098 million and ¥8,400 million at March 31, 2011 and 2012, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥4,324 million at March 31, 2011 and 2012, respectively. These investments are private equity funds.
(2)	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

The following table presents the nonrecurring changes in fair value which have been recorded during the fiscal years ended March 31, 2011 and 2012:

	Losses (Gains) for the fiscal year ended
	March 31, 2011		March 31, 2012
	(in millions)
Investment securities	¥3,364		¥6,060
Loans	160,862		173,242
Loans held for sale	1,263		82
Collateral dependent loans	159,599		173,160
Premises and equipment	11,497		11,983
Intangible assets	26,566		30,986
Other assets	51,326		584,843
Investments in equity method investees	49,394	(1)	581,649	(1)
Other	1,932		3,194

Total	¥253,615		¥807,114

Note:

(1)	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Investment securities include mainly impaired cost-method investments which were written down to fair value during the period. The fair values are determined based on recent financial position and projected future cash flows of investees.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the valuation hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the valuation hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collaterals are comprised mainly of real estate and exchange traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the valuation hierarchy.

•

Replacement cost approach. The replacement cost approach is primarily used for buildings and land they are built on. This approach calculates the collateral value based on the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by appraising subsidiaries.

•

Sales comparison approach. The sales comparison approach is mainly used for land. The collateral value is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•

Income approach. The income approach is, as a general rule, applied to all rental properties. This approach calculates the collateral value using expected future cash flows. In this approach, the expected annual net operating income is discounted by the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by appraising subsidiaries. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on price obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the valuation hierarchy.

Intangible assets consist of those assets which were written down to fair values. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the valuation hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other than temporary. The impairment losses are included in Equity in losses of equity method investees-net in the consolidated statements of income. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted market prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the valuation hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the valuation hierarchy. For the fiscal years ended March 31, 2011 and 2012, the MUFG Group recorded impairment losses on investments in Morgan Stanley. See Note 2 for the details on the impairment losses for the fiscal year ended March 31, 2012.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates as the gains and losses on translation of these securities were reflected in other changes in equity from nonowner sources, while the gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD's foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Interest-earning deposits in other banks and Receivables under resale agreements. These financial liabilities are included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the consolidated statements of income.

The following table presents the gains or losses recorded during the fiscal years ended March 31, 2011 and 2012 related to the eligible instruments for which the MUFG Group elected the fair value option:

	For the fiscal year ended March 31,
	2011			2012
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥243	¥—	¥243	¥17	¥—	¥17
Receivables under resale agreements(1)	4,736	—	4,736	1,332	—	1,332
Trading account securities	68,618	(837,459)	(768,841)	439,854	57,055	496,909

Total	¥73,597	¥(837,459)	¥(763,862)	¥441,203	¥57,055	¥498,258

Financial liabilities:
Other short-term borrowings(1)	¥(454)	¥—	¥(454)	¥(1,310)	¥—	¥(1,310)
Long-term debt(1)	(114,528)	—	(114,528)	(35,336)	—	(35,336)

Total	¥(114,982)	¥—	¥(114,982)	¥(36,646)	¥—	¥(36,646)

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2011 and 2012 for long-term receivables and debt instruments for which the fair value option has been elected:

	2011			2012
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,192	¥192	¥26,000	¥26,056	¥56

Total	¥26,000	¥26,192	¥192	¥26,000	¥26,056	¥56

Financial liabilities:
Long-term debt	¥722,752	¥575,969	¥(146,783)	¥664,095	¥524,758	¥(139,337)

Total	¥722,752	¥575,969	¥(146,783)	¥664,095	¥524,758	¥(139,337)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates specified in the transactions and reported in the consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

In addition to financial instruments measured and disclosed on a fair value basis, the disclosure of the estimated fair value of financial instruments that are not carried at fair value is also required. The following is a summary of carrying amounts and estimated fair values of financial instruments at March 31, 2011 and 2012:

	2011		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, and Receivables under resale agreements and Receivable under securities borrowing transactions	¥19,486	¥19,486	¥17,344	¥17,344
Trading account assets, excluding derivatives	18,792	18,792	23,395	23,395
Investment securities	58,536	59,002	60,465	60,704
Loans, net of allowance for credit losses	86,262	87,054	91,013	92,083
Other financial assets	4,677	4,677	6,459	6,459
Derivative financial instruments:
Trading activities	10,033	10,033	11,558	11,558
Activities qualifying for hedges	2	2	—	—
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, and Payables under repurchase agreements and Payables under securities lending transactions	¥35,544	¥35,544	¥39,036	¥39,036
Interest-bearing deposits	117,894	117,960	121,805	121,876
Trading account liabilities, excluding derivatives	31	31	174	174
Obligations to return securities received as collateral	3,268	3,268	3,640	3,640
Due to trust account	634	634	627	627
Other short-term borrowings	8,488	8,488	10,882	10,882
Long-term debt	13,357	13,557	12,593	12,823
Other financial liabilities	4,635	4,635	5,250	5,250
Derivative financial instruments:
Trading activities	9,878	9,878	11,793	11,793
Activities qualifying for hedges	—	—	1	1

Not all of the financial instruments held by the MUFG Group are recorded at fair value on the consolidated balance sheets. The methodologies and assumptions used to estimate fair value of financial instruments that are not recorded at fair value on the consolidated balance sheets are summarized below:

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks including interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are a reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as available for sale or being held to maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have quoted market prices or secondary market prices available. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock in the future, issued by public companies are determined by utilizing commonly accepted valuation models, which applies a logic to derive a fair value using the present value of dividend cash flows and option prices. For option prices, the Trinomial Tree Method determines possible paths of future stock prices using a forward rate for a common stock, and the price is calculated by multiplying the possible paths of future stock prices by the expected cash flows generated from the probability of exercising options or upon exercising of the options. Parameters used for the valuation include but are not limited to stock price, volatility and credit spread. The valuation is performed on a quarterly basis. At the time of any sale, the MUFG Group generally separately calculates a valuation to be used in sales price negotiations with the counterparty. The price agreed between the MUFG Group and a counterparty is also used as a reference for validating the appropriateness of previous valuations of the investment. The MUFG Group performs periodic validation of the valuation models. Specifically, the sensitivity and appropriateness of parameters are verified by using different valuation models employed by the MUFG Group. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by nonpublic companies for which a quoted market price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous unlisted companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The amounts not included in the above summary are ¥515 billion and ¥570 billion at March 31, 2011 and 2012, respectively.

Loans—The fair value of loans are estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted market prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such market prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, credit loss is estimated based on the present value of expected future cash flows or the expected amount to be collected from collaterals and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers' acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥771 billion and ¥1,131 billion at March 31, 2011 and 2012, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the consolidated balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amount are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest–bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits are estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on market price of those corporate bonds. The fair value of fixed rate corporate bonds without market prices is the present value of expected future cash flow from these borrowings, which is discounted at an interest rate generally applicable to similar borrowings reflecting premium applicable to the MUFG Group. For variable rate corporate bonds without market prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2011 and 2012 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2011 and 2012. These amounts have not been comprehensively reevaluated since that date and, therefore, current estimates of fair values may have changed significantly from the amounts presented herein.